Investment in joint ventures and associates_Reconciliations from the net assets of associates based on the ownership ratio to corresponding book value of investment in joint ventures and associates (Details)
$ in Thousands
		12 Months Ended
		Dec. 31, 2020 KRW (₩)		Dec. 31, 2019 KRW (₩)		Dec. 31, 2018 KRW (₩)		Dec. 31, 2020 USD ($)	Dec. 31, 2017 KRW (₩)
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Book value		₩ 993,291,000,000		₩ 806,360,000,000		₩ 361,766,000,000		$ 914,548	₩ 417,051,000,000
Recoverable amount of investments in associates and joint venture at liquidation	[1]	15,687,000,000
W Service Networks Co., Ltd.
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 3,857,000,000		₩ 3,773,000,000		₩ 3,180,000,000
Ownership		4.90%		4.90%		4.90%
Ownership portion of net assets		₩ 191,000,000		₩ 186,000,000		₩ 157,000,000
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		0
Book value		191,000,000		186,000,000		157,000,000			158,000,000
Korea Credit Bureau Co., Ltd.
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 79,478,000,000		₩ 66,566,000,000		₩ 66,009,000,000
Ownership		9.90%		9.90%		9.90%
Ownership portion of net assets		₩ 7,876,000,000		₩ 6,597,000,000		₩ 6,544,000,000
Basis difference		246,000,000		246,000,000		246,000,000
Impairment		0		0		0
Intercompany transaction		3,000,000		2,000,000		0
Book value		8,125,000,000		6,845,000,000		6,790,000,000			5,816,000,000
Korea Finance Security Co., Ltd.
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 20,442,000,000		₩ 21,914,000,000		₩ 23,041,000,000
Ownership		15.00%		15.00%		15.00%
Ownership portion of net assets		₩ 3,066,000,000		₩ 3,287,000,000		₩ 3,456,000,000
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		0
Book value		3,066,000,000		3,287,000,000		3,456,000,000			3,519,000,000
Chin Hung International Inc.
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	[2]			₩ 105,383,000,000	[3]	₩ 79,793,000,000
Ownership				25.30%		25.30%
Ownership portion of net assets				₩ 26,646,000,000	[2],[3]	₩ 20,192,000,000
Basis difference	[2]			24,565,000,000	[3]	24,565,000,000
Impairment	[2]			0	[3]	0
Intercompany transaction	[2]			(35,000,000)	[3]	(16,000,000)
Book value		0		51,176,000,000	[2],[3]	44,741,000,000	[2]		45,101,000,000
Saman Corporation
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset				₩ 26,022,000,000	[4]	₩ 27,805,000,000
Ownership				9.20%		9.20%
Ownership portion of net assets				₩ 2,391,000,000	[4]	₩ 2,556,000,000
Basis difference				5,373,000,000	[4]	5,373,000,000
Impairment				(6,915,000,000)	[4]	(6,915,000,000)
Intercompany transaction				0	[4]	0
Book value		0		849,000,000	[4]	1,014,000,000			1,254,000,000
Woori Growth Partnerships New Technology Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 65,138,000,000		₩ 83,253,000,000		₩ 108,727,000,000
Ownership		23.10%		23.10%		23.10%
Ownership portion of net assets		₩ 15,034,000,000		₩ 19,215,000,000		₩ 25,091,000,000
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		(2,000,000)		(3,000,000)		0
Book value		15,032,000,000		19,212,000,000		25,091,000,000			27,611,000,000
2016KIF-IMM Woori Bank Technology Venture Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 62,911,000,000		₩ 72,425,000,000		₩ 73,219,000,000
Ownership		20.00%		20.00%		20.00%
Ownership portion of net assets		₩ 12,582,000,000		₩ 14,485,000,000		₩ 14,644,000,000
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		656,000,000		656,000,000		656,000,000
Book value		13,238,000,000		15,141,000,000		15,300,000,000			6,840,000,000
K BANK Co., Ltd.
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 509,978,000,000	[3],[4]	₩ 215,800,000,000	[3],[4]	₩ 290,597,000,000	[2]
Ownership		26.20%		14.50%		14.10%
Ownership portion of net assets		₩ 133,614,000,000	[3],[4]	₩ 31,248,000,000	[3],[4]	₩ 40,984,000,000	[2]
Basis difference		44,117,000,000	[3],[4]	3,634,000,000	[3],[4]	2,725,000,000	[2]
Impairment		(3,634,000,000)	[3],[4]	(3,634,000,000)	[3],[4]	0	[2]
Intercompany transaction		0	[3],[4]	6,000,000	[3],[4]	0	[2]
Book value		174,097,000,000	[3],[4]	31,254,000,000	[3],[4]	43,709,000,000	[2]		31,735,000,000
Smart Private Equity Fund No.2
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 13,616,000,000	[4]	₩ 13,821,000,000		₩ 14,451,000,000
Ownership		20.00%		20.00%		20.00%
Ownership portion of net assets		₩ 2,723,000,000	[4]	₩ 2,764,000,000		₩ 2,890,000,000
Basis difference		0	[4]	0		0
Impairment		(1,242,000,000)	[4]	0		0
Intercompany transaction		0	[4]	0		0
Book value		1,481,000,000	[4]	2,764,000,000		2,890,000,000			2,932,000,000
Woori Bank-Company K Korea Movie Asset Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 11,154,000,000		₩ 13,292,000,000		₩ 10,800,000,000
Ownership		25.00%		25.00%		25.00%
Ownership portion of net assets		₩ 2,788,000,000		₩ 3,323,000,000		₩ 2,700,000,000
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		0
Book value		2,788,000,000		3,323,000,000		2,700,000,000			2,957,000,000
Well to Sea No.3 Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 18,899,000,000		₩ 418,250,000,000	[3]	₩ 396,248,000,000	[2]
Ownership		50.00%		50.00%		50.00%
Ownership portion of net assets		₩ 0		₩ 209,041,000,000	[3]	₩ 198,027,000,000	[2]
Basis difference		0		0	[3]	0	[2]
Impairment		0		0	[3]	0	[2]
Intercompany transaction		0		(18,000,000)	[3]	(634,000,000)	[2]
Book value		0		209,023,000,000	[3]	197,393,000,000	[2]		182,309,000,000
Recoverable amount of investments in associates and joint venture at liquidation		15,687,000,000
Partner One Value Up I Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 42,205,000,000		₩ 42,602,000,000		₩ 42,776,000,000
Ownership		23.30%		23.30%		23.30%
Ownership portion of net assets		₩ 9,817,000,000		₩ 9,909,000,000		₩ 9,948,000,000
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		(1,000,000)		(1,000,000)		0
Book value		9,816,000,000		9,908,000,000		9,948,000,000			0
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 45,888,000,000		₩ 20,517,000,000		₩ 20,443,000,000
Ownership		20.00%		20.00%		20.00%
Ownership portion of net assets		₩ 9,178,000,000		₩ 4,103,000,000		₩ 4,089,000,000
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		578,000,000		473,000,000		337,000,000
Book value		9,756,000,000		4,576,000,000		4,426,000,000			0
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 15,747,000,000		₩ 16,815,000,000		₩ 11,909,000,000
Ownership		25.00%		25.00%		25.00%
Ownership portion of net assets		₩ 3,937,000,000		₩ 4,204,000,000		₩ 2,977,000,000
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		192,000,000		171,000,000		48,000,000
Book value		4,129,000,000		4,375,000,000		3,025,000,000			0
Nomura-Rifa Private Real Estate Investment Trust No.17
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset						₩ 4,019,000,000
Ownership						19.40%
Ownership portion of net assets						₩ 780,000,000
Basis difference						0
Impairment						0
Intercompany transaction						7,000,000
Book value				0		787,000,000			939,000,000
Woori-Shinyoung Growth-Cap Private Equity Fund 1
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 109,627,000,000		₩ 37,022,000,000
Ownership		35.00%		31.90%
Ownership portion of net assets		₩ 38,342,000,000		₩ 11,841,000,000
Basis difference		0		0
Impairment		0		0
Intercompany transaction		0		0
Book value		38,342,000,000		11,841,000,000
LOTTE CARD Co., Ltd.
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	[3]	₩ 2,114,159,000,000		₩ 2,047,220,000,000
Ownership		20.00%		20.00%
Ownership portion of net assets	[3]	₩ 422,832,000,000		₩ 409,444,000,000
Basis difference	[3]	0		0
Impairment	[3]	0		0
Intercompany transaction	[3]	0		0
Book value	[3]	422,832,000,000		409,444,000,000
Woori-Q Corporate Restructuring Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 57,922,000,000		₩ 15,152,000,000
Ownership		38.40%		38.40%
Ownership portion of net assets		₩ 22,220,000,000		₩ 5,813,000,000
Basis difference		0		0
Impairment		0		0
Intercompany transaction		684,000,000		233,000,000
Book value		22,904,000,000		6,046,000,000
PCC-Woori LP Secondary Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 20,923,000,000		₩ 6,498,000,000
Ownership		38.80%		38.80%
Ownership portion of net assets		₩ 8,126,000,000		₩ 2,524,000,000
Basis difference		0		0
Impairment		0		0
Intercompany transaction		2,000,000		1,000,000
Book value		8,128,000,000		₩ 2,525,000,000
Force TEC Co., Ltd.
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 1,526,000,000
Ownership		25.80%		25.80%
Ownership portion of net assets		₩ 393,000,000
Basis difference		0
Impairment		0
Intercompany transaction		0
Book value		393,000,000		₩ 0
Together-Korea Government Private Pool Private Securities Investment Trust No.3
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 10,024,000,000
Ownership		100.00%
Ownership portion of net assets		₩ 10,024,000,000
Basis difference		0
Impairment		0
Intercompany transaction		(1,000,000)
Book value		10,023,000,000		0
Genesis Environmental Energy Company 1st Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 16,074,000,000
Ownership		24.80%
Ownership portion of net assets		₩ 3,979,000,000
Basis difference		0
Impairment		0
Intercompany transaction		0
Book value		3,979,000,000		0
Union Technology Finance Investment Association
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 15,100,000,000
Ownership		29.70%
Ownership portion of net assets		₩ 4,485,000,000
Basis difference		0
Impairment		0
Intercompany transaction		0
Book value		4,485,000,000		0
Uri Hanhwa Eureka Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 50,147,000,000		₩ 41,714,000,000		₩ 42,151,000,000
Ownership		0.80%		0.80%		0.80%
Ownership portion of net assets		₩ 403,000,000		₩ 342,000,000		₩ 339,000,000
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		0
Book value		403,000,000		342,000,000		₩ 339,000,000			₩ 0
Godo Kaisha Oceanos 1
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 21,321,000,000		₩ 22,909,000,000
Ownership		47.80%		47.80%
Ownership portion of net assets		₩ 10,193,000,000		₩ 10,952,000,000
Basis difference		0		0
Impairment		0		0
Intercompany transaction		0		0
Book value		10,193,000,000		10,952,000,000
Japanese Hotel Real Estate Private Equity Fund 2
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 16,278,000,000		₩ 16,555,000,000
Ownership		19.90%		19.90%
Ownership portion of net assets		₩ 3,234,000,000		₩ 3,291,000,000
Basis difference		0		0
Impairment		0		0
Intercompany transaction		0		0
Book value		3,234,000,000		3,291,000,000
Woori High plus G.B. Securities Feeder Fund1(G.B.)
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 27,870,000,000
Ownership		21.80%
Ownership portion of net assets		₩ 6,076,000,000
Basis difference		0
Impairment		0
Intercompany transaction		0
Book value		6,076,000,000		0
Woori G Senior Loan No.1
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 240,399,000,000
Ownership		21.70%
Ownership portion of net assets		₩ 52,045,000,000
Basis difference		0
Impairment		0
Intercompany transaction		0
Book value		52,045,000,000		0
Woori G Clean Energy No.1
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 3,495,000,000
Ownership		29.30%
Ownership portion of net assets		₩ 1,024,000,000
Basis difference		0
Impairment		0
Intercompany transaction		0
Book value		1,024,000,000		0
Woori Goseong Power EBL Private Special Asset Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 90,707,000,000
Ownership		16.70%
Ownership portion of net assets		₩ 15,118,000,000
Basis difference		0
Impairment		0
Intercompany transaction		0
Book value		15,118,000,000		0
Woori Seoul Beltway Private Special Asset Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 22,451,000,000
Ownership		25.00%
Ownership portion of net assets		₩ 5,613,000,000
Basis difference		0
Impairment		0
Intercompany transaction		0
Book value		5,613,000,000		0
AJU TAERIM 1st Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 1,106,000,000
Ownership		25.60%
Ownership portion of net assets		₩ 283,000,000
Basis difference		0
Impairment		0
Intercompany transaction		0
Book value		283,000,000		0
Portone-Cape Fund No.1
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 4,800,000,000
Ownership		20.00%
Ownership portion of net assets		₩ 960,000,000
Basis difference		0
Impairment		0
Intercompany transaction		0
Book value		960,000,000		0
KIWOOM PE AJU Investment Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 10,929,000,000
Ownership		9.10%
Ownership portion of net assets		₩ 994,000,000
Basis difference		0
Impairment		0
Intercompany transaction		0
Book value		994,000,000		0
Woori FirstValue Private Real Estate Fund No.2
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 17,753,000,000
Ownership		12.00%
Ownership portion of net assets		₩ 2,130,000,000
Basis difference		0
Impairment		0
Intercompany transaction		0
Book value		2,130,000,000		0
Woori Star50 Master Fund ClassC-F
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 765,000,000
Ownership		24.50%
Ownership portion of net assets		₩ 184,000,000
Basis difference		0
Impairment		0
Intercompany transaction		0
Book value		184,000,000		0
JC Assurance No.2 Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 98,418,000,000
Ownership		29.30%
Ownership portion of net assets		₩ 29,050,000,000
Basis difference		0
Impairment		0
Intercompany transaction		0
Book value		29,050,000,000		0
Dream Company Growth no.1 PEF
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 28,684,000,000
Ownership		27.80%
Ownership portion of net assets		₩ 7,705,000,000
Basis difference		0
Impairment		0
Intercompany transaction		0
Book value		7,705,000,000		0
HMS-Oriens 1st Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 52,632,000,000
Ownership		22.80%
Ownership portion of net assets		₩ 12,000,000,000
Basis difference		0
Impairment		0
Intercompany transaction		0
Book value		12,000,000,000		0
Woori High Plus Short-term High Graded ESG Bond Sec Feeder Inv Trust 1
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 402,015,000,000
Ownership		23.30%
Ownership portion of net assets		₩ 93,474,000,000
Basis difference		0
Impairment		0
Intercompany transaction		0
Book value		₩ 93,474,000,000		₩ 0

[1]	The estimated recoverable amount of 15,687 million Won at the time of liquidation was classified as receivable.
[2]	The net asset equity amount is after the debt-for-equity swap
[3]	The net asset equity amount is after the debt-for-equity swap, non-controlling etc.
[4]	As a result of conducting an impairment test on the investment stocks of the related companies, the recoverable value was less than the carrying amount and thus the impairment loss was recognized.